NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended
	December 31,
	2016	2015	2014
Numerator:

Numerator for basic net earnings per share - Net income	$3,444	$3,945	$13,453
Effect of diluting securities

Numerator for diluted net earnings per share - Net income	$3,444	$3,945	$13,453

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,820	7,725	7,446

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	7,938	7,938	7,727

Basic net earnings per share	$0.45	$0.51	$1.81

Diluted net earnings per share	$0.45	$0.51	$1.74